Commitments and Contingencies (Details) - Sep. 30, 2019 - Huangshan Panjie [Member]	USD ($)	CNY (¥)
Commitments and Contingencies (Textual)
Second installment | $	$ 3,500,000
RMB [Member]
Commitments and Contingencies (Textual)
Second installment | ¥		¥ 25,000,000